THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

FS Multi-Strategy Alternatives Fund

(the “Fund”)

Supplement dated June 20, 2025 to the Fund’s Prospectus (the “Prospectus”) dated May 1, 2025

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the following disclosure is added as a new sixth paragraph under the “Advisory Agreement” subsection within the “Investment Adviser” section of the Prospectus:

In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-055-0100

THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

FS Multi-Strategy Alternatives Fund

(the “Fund”)

Supplement dated June 20, 2025 to the Fund’s Statement of Additional Information (the “SAI”) dated May 1, 2025

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, the following disclosure is added as a new final paragraph under the “Investment Adviser” subsection within the “ The Investment Managers” section of the SAI:

In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-056-0100